Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2013
Quarterly Information (Unaudited)

NOTE 22 — QUARTERLY INFORMATION (UNAUDITED)

(In millions, except per share amounts)

Quarter Ended	September 30	December 31	March 31		June 30		Total

Fiscal Year 2013

Revenue	$16,008	$21,456	$20,489		$19,896		$77,849
Gross margin	11,840	15,764	15,702		14,294		57,600
Net income	4,466	6,377	6,055	(a)	4,965	(b)	21,863	(c)
Basic earnings per share	0.53	0.76	0.72		0.59		2.61
Diluted earnings per share	0.53	0.76	0.72	(a)	0.59	(b)	2.58	(c)

Fiscal Year 2012

Revenue	$17,372	$20,885	$17,407		$18,059		$73,723
Gross margin	13,595	15,247	13,455		13,896		56,193
Net income	5,738	6,624	5,108		(492	) (d)	16,978	(d)
Basic earnings (loss) per share	0.68	0.79	0.61		(0.06)		2.02
Diluted earnings (loss) per share	0.68	0.78	0.60		(0.06	) (d)	2.00	(d)

(a)	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09.
(b)	Includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
(c)

Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.

(d)

Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.